Equity Incentive Schemes and Stock Compensation Charges - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (usd per share)	$ 43.43	$ 36.84	$ 25.06
Assumptions:
Expected volatility	30.00%	30.00%	29.00%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.55%	2.76%	1.93%
Expected life	5 years	5 years	5 years